UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22234

RMR REAL ESTATE INCOME FUND

(Exact name of registrant as specified in charter)

400 CENTRE STREET

NEWTON, MASSACHUSETTS 02458

(Address of principal executive offices) (Zip code)

(Name and Address of Agent	Copy to:
for Service)

Adam D. Portnoy, President	Michael K. Hoffman, Esq.
RMR Real Estate Income Fund	Skadden, Arps, Slate, Meagher & Flom LLP
400 Centre Street	4 Times Square
Newton, Massachusetts 02458	New York, New York 10036-6522

Julie A. Tedesco, Esq.
State Street Bank and Trust Company
4 Copley Place, 5th Floor
Boston, Massachusetts 02116

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Proxy Voting Record

Fund	RIF

Company	Alexandria Real Estate Equities, Inc.
Ticker:	ARE	Cusip:	015271109
Meeting Date:	5/27/2010	Record Date:	3/31/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Joel S. Marcus, (2) Richard B. Jennings, (3) John L. Atkins, III, (4) Richard H. Klein, (5) James H. Richardson, (6) Martin A. Simonetti, (7) Alan G. Walton.

		For	For	Management

2.00	Approval of the amendment and restatement of the company’s amended and restated 1997 stock award and incentive plan.	For	For	Management

3.00	Ratification of the appointment of Ernst & Young LLP as the company’s independent registered public accountants for the fiscal year ending December 31, 2010.	For	For	Management

Company	Anworth Mortgage Asset Corporation
Ticker:	ANH	Cusip:	037347101
Meeting Date:	5/21/2010	Record Date:	3/23/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Election of directors: (A) Lloyd McAdams, (B) Lee A. Ault, (C) Charles H. Black, (D) Joe E. Davis, (E) Robert C. Davis, (F) Joseph E. McAdams.	For	For	Management

2.00	To ratify the appointment of McGladrey & Pullen, LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2010.	For	For	Management

Company	Associated Estates Realty Corporation
Ticker:	AEC	Cusip:	045604105
Meeting Date:	5/5/2010	Record Date:	3/15/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Albert T. Adams, (2) James M. Delaney, (3) Jeffrey I. Friedman, (4) Michael E. Gibbons, (5) Mark L. Milstein, (6) James A. Schoff, (7) Richard T. Schwarz.

		For	For	Management

2.00

To approve the amendment to Associated Estates Realty Corporation’s second amended and restated articles of incorporation to increase the number of authorized common shares of the company from 41,000,000 to 91,000,000, which results in an increase in the total number of authorized shares of the company from 50,000,000 to 100,000,000.

		For	For	Management

3.00	To ratify the appointment of PricewaterhouseCoopers LLP as the company’s independent accountants for the company’s fiscal year ending December 31, 2010.	For	For	Management

Company	AvalonBay Communities, Inc.
Ticker:	AVB	Cusip:	053484101
Meeting Date:	5/19/2010	Record Date:	3/5/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Bryce Blair, (2) Bruce A. Choate, (3) John J. Healy, Jr., (4) Timothy J. Naughton, (5) Lance R. Primis, (6) Peter S. Rummell, (7) H. Jay Sarles, (8) W. Edward Walter.

		For	For	Management

2.00	To ratify the selection of Ernst & Young LLP as the company’s independent auditors for the year ending December 31, 2010.	For	For	Management

Company	Blackrock Preferred and Equity Advantage Trust
Ticker:	BTZ	Cusip:	092508100
Meeting Date:	8/26/2009	Record Date:	7/1/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Richard S. Davis, (2) James T. Flynn, (3) Karen P. Robards.	For	For	Management

Company	Brandywine Realty Trust
Ticker:	BDN	Cusip:	105368203
Meeting Date:	6/2/2010	Record Date:	4/5/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Walter D’Alessio, (2) Anthony A. Nichols, Sr., (3) Gerard H. Sweeney, (4) D. Pike Aloian, (5) Wyche Fowler, (6) Michael J. Joyce, (7) Charles P. Pizzi.

		For	For	Management

2.00	Ratification of the audit committee’s appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for calendar year 2010.	For	For	Management

3.00

An amendment and restatement of our amended and restated 1997 long term incentive plan to, among other things, increase the number of common shares of beneficial interest, par value $0.01 per share, that may be issued or the subject of awards under the plan by 6,000,000 shares.

		For	For	Management

Company	BRE Properties, Inc.
Ticker:	BRE	Cusip:	05564E106
Meeting Date:	5/18/2010	Record Date:	3/18/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Irving F. Lyons, III, (2) Paula F. Downey, (3) Edward F. Lange, Jr., (4) Christopher J. McGurk, (5) Matthew T. Medeiros, (6) Constance B. Moore, (7) Jeanne R. Myerson, (8) Jeffrey T. Pero, (9) Thomas E. Robinson, (10) Dennis E. Singleton, (11) Thomas P. Sullivan.

		For	For	Management

2.00	To approve an amendment to the amended and restated 1999 BRE stock incentive plan to increase the maximum number of shares reserved for issuance thereunder from 4,500,000 shares to 5,250,000 shares.	For	For	Management

3.00	To ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm of the company.	For	For	Management

Company	Brookfield Properties Corporation
Ticker:	BPO	Cusip:	112900105
Meeting Date:	5/5/2010	Record Date:	3/8/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	The special resolution to decrease the number of directors from 12 to 10, as more particularly described in the corporation’s management proxy circular dated March 8, 2010.	For	For	Management

2.00

Directors recommend: (1) Mr. Gordon E. Arnell, (2) Mr. William T. Cahill, (3) Mr. Richard B. Clark, (4) Mr. Jack L. Cockwell, (5) Mr. Roderick D. Fraser, (6) Mr. Paul D. McFarlane, (7) Mr. Allan S. Olson, (8) Mr. Robert L. Stelzl, (9) Ms. Diana L. Taylor, (10) Mr. John E. Zuccotti.

		For	For	Management

3.00	The appointment of Deloitte & Touche LLP as auditors and authorizing the directors to fix the auditors’ remuneration.	For	For	Management

Company	Camden Property Trust
Ticker:	CPT	Cusip:	133131102
Meeting Date:	5/3/2010	Record Date:	3/12/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Richard J. Campo, (2) William R. Cooper, (3) Scott S. Ingraham, (4) Lewis A. Levey, (5) William B. McGuire, Jr., (6) William F. Paulsen, (7) D. Keith Oden, (8) F. Gardner Parker, (9) Steven A. Webster, (10) Kelvin R. Westbrook.

		For	For	Management

2.00	Ratification of Deloitte & Touche LLP as the independent registered public accounting firm.	For	For	Management

Company	CBL & Associates Properties, Inc.
Ticker:	CBL	Cusip:	124830100
Meeting Date:	9/21/2009	Record Date:	8/10/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

To act upon a proposal to approve an amendment to the company’s amended and restated certificate of incorporation to increase the number of authorized shares of the company’s common stock, par value $0.01 per share, from 180,000,000 to 1,000,000,000 shares.

		For	For	Management

Meeting Date:	5/3/2010	Record Date:	3/5/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Stephen D. Lebovitz*, (2) Kathleen M. Nelson*, (3) Winston W. Walker*, (4) Thomas J. Derosa**.	For	For	Management

*Election of directors for three years term.
**Election of director for two years term.

2.00	To ratify the selection of Deloitte & Touche, LLP as the independent registered public accountants for the company’s fiscal year ending December 31, 2010.	For	For	Management

3.00	A stockholder proposal requesting that the board of directors take the necessary steps to declassify the board of directors and require annual election of all the company’s directors.	None	Abstained	Stockholders

Company	Cedar Shopping Centers, Inc.
Ticker:	CDR	Cusip:	150602209
Meeting Date:	6/15/2010	Record Date:	4/23/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Election of directors: 1(a) James J. Burns, 1(b) Raghunath Davloor, 1(c) Richard Homburg, 1(d) Pamela N. Hootkin, 1(e) Everett B. Miller, III, 1(f) Leo S. Ullman, 1(g) Roger M. Widmann.	For	For	Management

2.00	To approve the future sale of common stock to Riocan Real Estate Investment Trust.	For	For	Management

3.00	To ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year ending December 31, 2010.	For	For	Management

Company	Citigroup, Inc.
Ticker:	C	Cusip:	172967101
Meeting Date:	N/A	Record Date:	7/29/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Proposal to approve the Authorized Share Increase Amendment set forth in Annex A to the proxy statement.	For	For	Management

2.00	Proposal to approve the Reverse Stock Split Amendment set forth in Annex B to the proxy statement.	For	For	Management

3.00	Proposal to approve the Preferred Stock Change Amendment set forth in Annex C to the proxy statement.	For	For	Management

Company	Cogdell Spencer, Inc.
Ticker:	CSA	Cusip:	19238U107
Meeting Date:	5/4/2010	Record Date:	3/8/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) James W. Cogdell, (2) Frank C. Spencer, (3) John R. Georgius, (4) Richard B. Jennings, (5) Christopher E. Lee, (6) Richard C. Neugent, (7) Randolph D. Smoak, Jr., (8) David J. Lubar, (9) Scott A. Ransom.

		For	For	Management

2.00	To consider and vote upon the 2010 long term incentive compensation plan.	For	For	Management

3.00	To consider and vote upon ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2010.	For	For	Management

Company	Cohen & Steers Advantage Income Realty Fund, Inc.
Ticker:	RLF	Cusip:	19247W102
Meeting Date:	10/22/2009	Record Date:	7/30/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	To approve the merger of Cohen & Steers Advantage Income Realty Fund, Inc. with and into Cohen & Steers Quality Income Realty Fund, Inc. in accordance with Maryland general corporation law.	For	For	Management

Company	Cohen & Steers Infrastructure Fund, Inc.
Ticker:	UTF	Cusip:	19248A109
Meeting Date:	5/13/2010	Record Date:	3/19/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Martin Cohen, (2) Richard J. Norman, (3) Frank K. Ross.	For	For	Management

Company	Cohen & Steers Premium Income Realty Fund, Inc.
Ticker:	RPF	Cusip:	19247V104
Meeting Date:	10/22/2009	Record Date:	7/30/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	To approve the merger of Cohen & Steers Premium Income Realty Fund, Inc. with and into Cohen & Steers Quality Income Realty Fund, Inc. in accordance with Maryland general corporation law.	For	For	Management

Company	Cohen & Steers Quality Income Realty Fund, Inc.
Ticker:	RQI	Cusip:	19247L106
Meeting Date:	5/13/2010	Record Date:	3/19/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Martin Cohen, (2) Richard J. Norman, (3) Frank K. Ross.	For	For	Management

Company	Cohen & Steers Reit and Utility Income Fund, Inc.
Ticker:	RTU	Cusip:	19247Y108
Meeting Date:	10/22/2009	Record Date:	7/30/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	To approve the merger of Cohen & Steers Reit and Utility Income Fund, Inc. with and into Cohen & Steers Select Utility Fund, Inc. in accordance with Maryland general corporation law.	For	For	Management

Company	Colonial Properties Trust
Ticker:	CLP	Cusip:	195872106
Meeting Date:	4/28/2010	Record Date:	2/19/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Carl F. Bailey, (2) M. Miller Gorrie, (3) William M. Johnson, (4) Glade M. Knight, (5) James K. Lowder, (6) Thomas H. Lowder, (7) Herbert A. Meisler, (8) Claude B. Neilsen, (9) Harold W. Ripps, (10) John W. Spiegel.

		For	For	Management

2.00	To ratify the appointment of Deloitte & Touche LLP as independent registered public accounting firm of the company for the fiscal year ending December 31, 2010.	For	For	Management

Company	Corporate Office Properties Trust
Ticker:	OFC	Cusip:	22002T108
Meeting Date:	5/13/2010	Record Date:	3/15/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Jay H. Shidler, (2) Clay W. Hamlin, III, (3) Thomas F. Brady, (4) Robert L. Denton, (5) Douglas M. Firstenberg, (6) Randall M. Griffin, (7) David M. Jacobstein, (8) Steven D. Kesler, (9) Kenneth S. Sweet, Jr., (10) Richard Szafranski, (11) Keneth D. Wethe.

		For	For	Management

2.00	Approval of the amended and restated 2008 omnibus equity and incentive plan.	For	For	Management

3.00	Ratification of the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm.	For	For	Management

Company	Cousins Properties, Inc.
Ticker:	CUZ	Cusip:	222795106
Meeting Date:	5/4/2010	Record Date:	3/12/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Erskine B. Bowles, (2) Tom G. Charlesworth, (3) James D. Edwards, (4) L.L. Gellerstedt, III, (5) Lillian C. Giornelli, (6) S. Taylor Glover, (7) James H. Hance, Jr., (8) W.B. Harrison, Jr., (9) William Porter Payne.

		For	For	Management

2.00	Proposal to amend the company’s restated and amended articles of incorporation to increase the number of shares of common stock authorized for issuance from 150 million to 250 million shares.	For	For	Management

3.00	Proposal to ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2010.	For	For	Management

Company	D.R. Horton, Inc.
Ticker:	DHI	Cusip:	23331A109
Meeting Date:	1/28/2010	Record Date:	12/1/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Donald R. Horton, (2) Bradley S. Anderson, (3) Michael R. Buchanan, (4) Michael W. Hewatt, (5) Bob G. Scott, (6) Donald J. Tomnitz, (7) Bill W. Wheat.

		For	For	Management

2.00	To approve our section 382 rights agreement to help protect our tax attributes.	For	For	Management

3.00	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm.	For	For	Management

Company	DCT Industrial Trust, Inc.
Ticker:	DCF	Cusip:	233153105
Meeting Date:	5/6/2010	Record Date:	3/9/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Thomas G. Wattles, (2) Philip L. Hawkins, (3) Phillip R. Altinger, (4) Thomas F. August, (5) John S. Gates, Jr., (6) Tripp H. Hardin, (7) John C. O’Keefe, (8) Bruce L. Warwick.

		For	For	Management

2.00

To approve the DCT Industrial Trust Inc. second amended and restated 2006 long term incentive plan to, among other things, increase the number of shares of the company’s common stock, $0.01 par value per share, reserved for issuance thereunder by 15,000,000 shares.

		For	For	Management

3.00	Ratification of the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for 2010.	For	For	Management

Company	DiamondRock Hospitality Company
Ticker:	DRH	Cusip:	252784301
Meeting Date:	4/28/2010	Record Date:	3/3/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) William W. McCarten, (2) Daniel J. Altobello, (3) W. Robert Grafton, (4) Maureen L. McAvey, (5) Gilbert T. Ray, (6) John L. Williams, (7) Mark W. Brugger.

		For	For	Management

2.00	To ratify the appointment of KPMG LLP as the independent auditors for DiamondRock Hospitality Company for the fiscal year ending December 31, 2010.	For	For	Management

Company	Duke Realty Corporation
Ticker:	DRE	Cusip:	264411505
Meeting Date:	4/28/2010	Record Date:	3/1/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Election of directors: (A) Thomas J. Baltimore, Jr., (B) Barrington H. Branch, (C) Geoffrey A. Button, (D) William Cavanaught III, (E) Ngaire E. Cuneo, (F) Charles R. Eitel, (G) Martin C. Jischke, Ph.D., (H) Dennis D. Oklak, (I) Jack R. Shaw, (J) Lynn C. Thurber, (K) Robert J. Woodward, Jr.

		For	For	Management

2.00	To ratify the reappointment by the board of directors of KPMG LLP as the company’s independent public accountants for 2010.	For	For	Management

3.00

To approve amendments to the Duke Realty Corporation amended and restated 2005 long term incentive plan and the 1995 key employees’ stock option plan of Duke Realty Investments, Inc., all as more fully described in the proxy statement.

		For	For	Management

Company	DWS RREEF Real Estate Fund II, Inc.
Ticker:	SRO	Cusip:	23338X102
Meeting Date:	12/7/2009	Record Date:	10/16/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	N/A (Preferred Stockholders only)	For	N/A	Management

2.00	Directors recommend: A vote for election of the following nominees: (1) Ms. Rebecca W. Rimel, (2) M. William McClayton, (3) William N. Searcy, Jr.	For	For	Management

3.00	To consider and vote upon the liquidation and dissolution of the fund pursuant to a plan of liquidation and dissolution.	For	For	Management

Company	EastGroup Properties, Inc.
Ticker:	EGP	Cusip:	277276101
Meeting Date:	5/26/2010	Record Date:	4/14/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) D. Pike Aloian, (2) H.C. Bailey, Jr., (3) Hayden C. Eaves, III, (4) Fredric H. Gould, (5) David H. Hoster, II, (6) Mary E. McCormick, (7) David M. Osnos, (8) Leland R. Speed.

		For	For	Management

2.00	To consider and ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for the 2010 fiscal year.	For	For	Management

Company	Eaton Vance Enhanced Equity Income Fund
Ticker:	EOS	Cusip:	278277108
Meeting Date:	4/23/2010	Record Date:	2/11/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Heidi L. Steiger, (2) Lynn A. Stout, (3) Ralph F. Verni.	For	For	Management

Company	Entertainment Properties Trust
Ticker:	EPR	Cusip:	29380T105
Meeting Date:	5/12/2010	Record Date:	2/16/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Barrett Brady, (2) Peter Brown.	For	For	Management

2.00	Proposal to ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for 2010.	For	For	Management

Company	Equity One, Inc.
Ticker:	EQY	Cusip:	294752100
Meeting Date:	5/4/2010	Record Date:	3/5/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Noam Ben-Ozer, (2) James S. Cassel, (3) Cynthia R. Cohen, (4) Neil Flanzraich, (5) Nathan Hetz, (6) Chaim Katzman, (7) Peter Linneman, (8) Jeffrey S. Olson, (9) Dori Segal.

		For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as our independent registered certified public accounting firm for the 2010 fiscal year.	For	For	Management

Company	Equity Residential
Ticker:	EQR	Cusip:	29476L107
Meeting Date:	6/16/2010	Record Date:	3/31/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) John W. Alexander, (2) Charles L. Atwood, (3) Linda Walker Bynoe, (4) Boone A. Knox, (5) John E. Neal, (6) David J. Neithercut, (7) Mark S. Shapiro, (8) Gerald A. Spector, (9) B. Joseph White, (10) Samuel Zell.

		For	For	Management

2.00	Ratification of the selection of Ernst & Young LLP as the company’s independent auditor for the year ending December 31, 2010.	For	For	Management

3.00	Shareholder proposal relating to a change in the voting standard for trustee elections.	Against	Against	Shareholder

Company	Essex Property Trust, Inc.
Ticker:	ESS	Cusip:	297178105
Meeting Date:	5/18/2010	Record Date:	2/26/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Keith R. Guericke, (2) Issie N. Rabinovitch, (3) Thomas E. Randlett.	For	For	Management

2.00	Ratification of the appointment of KPMG LLP as the independent registered public accounting firm for the company for the year ending December 31, 2010.	For	For	Management

3.00	To transact such other business as may properly come before the meeting or any adjournment thereof.	For	For	Management

Company	Franklin Street Properties Corporation
Ticker:	FSP	Cusip:	35471R106
Meeting Date:	5/14/2010	Record Date:	3/10/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Dennis J. McGillicuddy, (2) Janet P. Notopoulos.	For	For	Management

2.00	To ratify the audit committee’s appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2010.	For	For	Management

3.00	To consider and act upon a stockholder proposal concerning the annual election of directors, if properly presented at the meeting.	Against	Against	Stockholder

Company	Getty Realty Corp.
Ticker:	GTY	Cusip:	374297109
Meeting Date:	5/20/2010	Record Date:	3/25/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) L. Liebowitz, (2) M. Cooper, (3) P. Coviello, (4) D. Driscoll, (5) R. Montag, (6) H. Safenowitz.	For	For	Management

2.00	The ratification of the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for the company for the fiscal year ending December 31, 2010.	For	For	Management

Company	Glimcher Realty Trust
Ticker:	GRT	Cusip:	379302102
Meeting Date:	6/4/2010	Record Date:	3/12/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Timothy J. O’Brien, (2) Niles C. Overly, (3) William S. Williams.	For	For	Management

2.00	To ratify the appointment of BDO Seidman, LLP as Glimcher Realty Trust’s independent registered public accounting firm for the fiscal year ending December 31, 2010.	For	For	Management

Meeting Date:	6/29/2010	Record Date:	5/7/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	To amend Glimcher Realty Trust’s amended and restated declaration of trust to increase the number of authorized shares of beneficial interest from 100,000,000 to 150,000,000.	For	For	Management

Company	HCP, Inc.
Ticker:	HCP	Cusip:	40414L109
Meeting Date:	4/22/2010	Record Date:	3/2/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) James F. Flaherty III, (2) Christine N. Garvey, (3) David B. Henry, (4) Lauralee E. Martin, (5) Michael D. McKee, (6) Harold M. Messmer, Jr., (7) Peter L. Rhein, (8) Kenneth B. Roath, (9) Richard M. Rosenberg, (10) Joseph P. Sullivan.

		For	For	Management

2.00	To ratify the appointment of Deloitte & Touche LLP as the HCP’s independent auditor for the fiscal year ending December 31, 2010.	For	For	Management

3.00	To consider a stockholder proposal regarding a majority vote standard for director elections, if properly presented at the meeting.	Against	Against	Stockholder

Company	Healthcare Realty Trust, Inc.
Ticker:	HR	Cusip:	421946104
Meeting Date:	5/18/2010	Record Date:	3/18/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Edwin B. Morris III, (2) John Knox Singleton, (3) Roger O. West.	For	For	Management

2.00	Proposal to ratify the appointment of BDO Seidman, LLP as the company’s independent registered public accounting firm.	For	For	Management

Company	Hersha Hospitality Trust
Ticker:	HT	Cusip:	427825104
Meeting Date:	5/19/2010	Record Date:	3/31/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Jay H. Shah, (2) Thomas A. Capello, (3) Thomas J. Hutchison III, (4) Donald J. Landry.	For	For	Management

2.00	Ratification of KPMG LLP as the company’s independent registered public accounting firm.	For	For	Management

3.00	Approval of amendments to the 2008 equity incentive plan.	For	For	Management

Company	Highwoods Properties, Inc.
Ticker:	HIW	Cusip:	431284108
Meeting Date:	5/13/2010	Record Date:	3/2/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Gene H. Anderson, (2) Edward J. Fritsch, (3) David J. Hartzell, (4) Lawrence S. Kaplan, (5) Sherry A. Kellett, (6) L. Glenn Orr, Jr.

		For	For	Management

2.00	Ratification of the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the fiscal year ending December 31, 2010.	For	For	Management

3.00	Approval of an amendment to the employee stock purchase plan.	For	For	Management

Company	Home Properties, Inc.
Ticker:	HME	Cusip:	437306103
Meeting Date:	5/4/2010	Record Date:	3/9/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Stephen R. Blank, (2) Josh E. Fidler, (3) Alan L. Gosule, (4) Leonard F. Helbig, III, (5) Charles J. Koch, (6) Nelson B. Leenhouts, (7) Norman P. Leenhouts, (8) Edward J. Pettinella, (9) Clifford W. Smith, Jr., (10) Paul L. Smith, (11) Amy L. Tait.

		For	For	Management

2.00	To approve an amendment to the director deferred compensation plan to increase the shares available for issuance under that plan by 50,000.	For	For	Management

3.00	To ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for 2010.	For	For	Management

Company	iStar Financial Inc.
Ticker:	SFI	Cusip:	45031U606
Meeting Date:	5/26/2010	Record Date:	4/1/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Jay Sugarman, (2) Glenn R. August, (3) Robert W. Holman, Jr., (4) Robin Josephs, (5) John G. McDonald, (6) George R. Puskar, (7) Dale Anne Reiss, (8) Jeffrey A. Weber.

		For	For	Management

2.00	Ratification of the appointment of PricewaterhouseCoopers LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2010.	For	For	Management

Company	Kimco Realty Corporation
Ticker:	KIM	Cusip:	49446R109
Meeting Date:	5/5/2010	Record Date:	3/11/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) M. Cooper, (2) P. Coviello, (3) R. Dooley, (4) J. Grills, (5) D. Henry, (6) F.P. Hughes, (7) F. Lourenso, (8) R. Saltzman.	For	For	Management

2.00	The approval of the company’s 2010 equity participation plan as described in the accompanying proxy statement.	For	For	Management

3.00	The ratification of the appointment of PricewaterhouseCoopers LLP as the company’s independent registered public accounting firm for 2010.	For	For	Management

Company	Lexington Realty Trust
Ticker:	LXP	Cusip:	529043101
Meeting Date:	5/18/2010	Record Date:	3/24/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) E. Robert Roskind, (2) T. Wilson Eglin, (3) Clifford Broser, (4) Harold First, (5) Richard Frary, (6) James Grosfeld, (7) Kevin W. Lynch.

		For	For	Management

2.00	To ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for the year ending December 31, 2010.	For	For	Management

3.00	To transact such other business as may properly come before the 2010 annual meeting, including any adjournment or postponement thereof.	For	For	Management

Company	Liberty Property Trust
Ticker:	LRY	Cusip:	531172104
Meeting Date:	5/20/2010	Record Date:	3/19/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) J. Anthony Hayden, (2) M. Leanne Lachman, (3) Stephen D. Steinour.	For	For	Management

2.00	Approval of the proposal to eliminate the classification of our board of trustees.	For	For	Management

3.00	Approval of the proposal to ratify the selection of Ernst & Young LLP as the trust’s independent registered public accounting firm for 2010.	For	For	Management

Company	Mack-Cali Realty Corporation
Ticker:	CLI	Cusip:	554489104
Meeting Date:	5/25/2010	Record Date:	4/8/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Alan S. Bernikow, (2) Kenneth M. Duberstein, (3) Vincent Tese, (4) Roy J. Zuckerberg.	For	For	Management

2.00	Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the company for the fiscal year ending December 31, 2010.	For	For	Management

Company	Medical Properties Trust, Inc.
Ticker:	MPW	Cusip:	58463J304
Meeting Date:	5/20/2010	Record Date:	3/10/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Edward K. Aldag, Jr., (2) Virginia A. Clarke, (3) G. Steven Dawson, (4) R. Steven Hamner, (5) Robert E. Holmes, Ph.D., (6) Sherry A. Kellett, (7) William G. McKenzie, (8) L. Glenn Orr, Jr.

		For	For	Management

2.00	To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2010.	For	For	Management

Company	MFA Financial, Inc.
Ticker:	MFA	Cusip:	55272X102
Meeting Date:	5/20/2010	Record Date:	3/23/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Stewart Zimmerman, (2) James A. Brodsky, (3) Alan L. Gosule.	For	For	Management

2.00	Approval of MFA’s 2010 equity compensation plan which amends and restates MFA’s amended and restated 2004 equity compensation plan.	For	For	Management

3.00	Ratification of the appointment of Ernst & Young LLP as MFA’s independent registered public accounting firm for the fiscal year ending December 31, 2010.	For	For	Management

Company	Mid-America Apartment Communities, Inc.
Ticker:	MAA	Cusip:	59522J103
Meeting Date:	5/27/2010	Record Date:	3/19/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) H. Eric Bolton, Jr., (2) Alan B. Graf, Jr., (3) John S. Grinalds, (4) Ralph Horn, (5) W. Reid Sanders, (6) William B. Sansom, (7) Philip W. Norwood, (8) Simon R.C. Wadsworth.

		For	For	Management

2.00	Ratification of Ernst & Young LLP as Mid- America’s independent registered public accounting firm for 2010.	For	For	Management

Company	MPG Office Trust, Inc.
Ticker:	MPG	Cusip:	559775101
Meeting Date:	6/30/2010	Record Date:	5/11/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Christine N. Garvey, (2) Michael J. Gillfillan, (3) Nelson C. Rising, (4) Joseph P. Sullivan, (5) George A. Vandeman, (6) Paul M. Watson, (7) David L. Weinstein.

		For	For	Management

2.00	Ratification of the selection of KPMG LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2010.	For	For	Management

Company	National Retail Properties, Inc.
Ticker:	NNN	Cusip:	637417106
Meeting Date:	5/20/2010	Record Date:	3/22/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Don Defosset, (2) Dennis E. Gershenson, (3) Kevin B. Habicht, (4) Richard B. Jennings, (5) Ted B. Lanier, (6) Robert C. Legler, (7) Craig Macnab, (8) Robert Martinez.

		For	For	Management

2.00	To ratify the selection of the independent registered public accounting firm for 2010.	For	For	Management

3.00	Such other business as may properly come before the meeting or any adjournment thereof.	For	For	Management

Company	Nationwide Health Properties, Inc.
Ticker:	NHP	Cusip:	638620104
Meeting Date:	5/4/2010	Record Date:	3/17/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) David R. Banks, (2) Douglas M. Pasquale, (3) Robert D. Paulson.	For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as the company’s independent accountants for the fiscal year ending December 31, 2010.	For	For	Management

3.00	Approval of the amendment and restatement of the Nationwide Health Properties, Inc. 2005 performance incentive plan.	For	For	Management

Company	Nuveen Floating Rate Income Fund
Ticker:	JFR	Cusip:	67072T108
Meeting Date:	11/30/2009	Record Date:	10/2/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Robert P. Bremner *, (2) Jack B. Evans *, (3) William J. Schneider *, (4) William C. Hunter **.	For	For	Management

*Class III.
**Class I.

Company	Nuveen Real Estate Income Fund
Ticker:	JRS	Cusip:	67071B108
Meeting Date:	4/6/2010	Record Date:	2/8/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) William C. Hunter*, (2) Judith M. Stockdale*, (3) Carole E. Stone*, (4) William J. Schneider**.	For	For	Management

*Class I Director.
**Class III Director.

Company	OMEGA Healthcare Investors, Inc.
Ticker:	OHI	Cusip:	681936100
Meeting Date:	6/9/2010	Record Date:	4/30/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Edward Lowenthal, (2) Stephen D. Plavin.	For	For	Management

2.00	Ratification of independent auditors Ernst & Young LLP.	For	For	Management

3.00

(a) Amendment to OMEGA’s charter to: revise various provisions regarding Real Estate Investment Trust (REIT) ownership limits in our charter to protect the company’s status as a qualified REIT and to otherwise modernize our charter based on developments in REIT law and current practice. (b) Amendment to OMEGA’s charter to: grant authority to our Board of Directors to amend our charter, in its sole discretion, to increase or decrease the aggregate number of authorized shares of the company’s common and preferred stock.

		For	For	Management

Company	Parkway Properties, Inc.
Ticker:	PKY	Cusip:	70159Q104
Meeting Date:	5/13/2010	Record Date:	3/19/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Charles T. Cannada, (2) Laurie L. Dotter, (3) Daniel P. Friedman, (4) Michael J. Lipsey, (5) Brenda J. Mixson, (6) Steven G. Rogers, (7) Leland R. Speed, (8) Troy A. Stovall, (9) Lenore M. Sullivan.

		For	For	Management

2.00	To ratify the adoption of the Parkway Properties, Inc. 2010 omnibus equity incentive plan.	For	For	Management

3.00	To consider and ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for the 2010 fiscal year.	For	For	Management

Company	ProLogis
Ticker:	PLD	Cusip:	743410102
Meeting Date:	5/14/2010	Record Date:	3/16/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Stephen L. Feinberg, (2) George L. Fotiades, (3) Christine N. Garvey, (4) Lawrence V. Jackson, (5) Donald P. Jacobs, (6) Irving F. Lyons III, (7) Walter C. Rakowich, (8) D. Michael Steuert, (9) J. Andre Teixeira, (10) Andrea M. Zulberti.

		For	For	Management

2.00	Approve and adopt an amendment to the ProLogis 2006 long term incentive plan - increase authorized shares and certain individual grant limits.	For	For	Management

3.00	Approve and adopt amendments to certain ProLogis equity incentive plans - allow for a one time share option exchange program for employees, other than named executive officers and trustees.	For	For	Management

4.00	Ratification of appointment of independent registered public accounting firm.	For	For	Management

Company	Public Storage
Ticker:	PSA	Cusip:	74460D109
Meeting Date:	5/6/2010	Record Date:	3/10/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) B. Wayne Hughes, (2) Ronald L. Havner, Jr., (3) Dann V. Angeloff, (4) William C. Baker, (5) John T. Evans, (6) Tamara Hughes Gustavson, (7) Uri P. Harkham, (8) B. Wayne Hughes, Jr., (9) Harvey Lenkin, (10) Avedick B. Poladian, (11) Gary E. Pruitt, (12) Ronald P. Spogli, (13) Daniel C. Staton.

		For	For	Management

2.00	Ratification of appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2010.	For	For	Management

Company	Realty Income Corporation
Ticker:	O	Cusip:	756109104
Meeting Date:	5/12/2010	Record Date:	3/11/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Kathleen R. Allen, Ph.D., (2) Donald R. Cameron, (3) Priya Cherian Huskins, (4) Thomas A. Lewis, (5) Michael D. McKee, (6) Gregory T. McLaughlin, (7) Ronald L. Merriman.

		For	For	Management

2.00	Ratification of appointment of KPMG LLP as the independent registered public accounting firm for fiscal year ending December 31, 2010.	For	For	Management

Company	Regency Centers Corporation
Ticker:	REG	Cusip:	758849103
Meeting Date:	5/4/2010	Record Date:	2/23/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Martin E. Stein, Jr., (2) Raymond L. Bank, (3) C. Ronald Blankenship, (4) A.R. Carpenter, (5) J. Dix Druce, (6) Mary Lou Fiala, (7) Bruce M. Johnson, (8) Douglas S. Luke, (9) John C. Schweitzer, (10) Brian M. Smith, (11) Thomas G. Wattles.

		For	For	Management

2.00	Ratification of appointment of KPMG LLP as the company’s independent accountants for the year ending December 31, 2010.	For	For	Management

Company	Simon Property Group, Inc.
Ticker:	SPG	Cusip:	828806109
Meeting Date:	5/6/2010	Record Date:	3/8/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Election of directors: (A) Melvyn E. Bergstein, (B) Linda Walker Bynoe, (C) Larry C. Glasscock, (D) Karen N. Horn, Ph.D., (E) Allan Hubbard, (F) Reuben S. Leibowitz, (G) Daniel C. Smith, Ph.D., (H) J. Albert Smith, Jr.

		For	For	Management

2.00	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2010.	For	For	Management

Company	SL Green Realty Corp.
Ticker:	SLG	Cusip:	78440X101
Meeting Date:	6/15/2010	Record Date:	4/5/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Edwin T. Burton, III.	For	For	Management

2.00	To approve our second amended and restated 2005 stock option and incentive plan.	For	For	Management

3.00	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2010.	For	For	Management

Company	Sun Communities, Inc.
Ticker:	SUI	Cusip:	866674104
Meeting Date:	7/28/2010	Record Date:	6/1/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Election of directors: 1(a) Clunet R. Lewis, 1(b) Arthur A. Weiss, 1(c) Stephanie W. Bergeron.	For	For	Management

2.00	Ratify the appointment of Grant Thornton LLP as the company’s independent registered accounting firm for the fiscal year ending December 31, 2010.	For	For	Management

Company	Supertel Hospitality, Inc.
Ticker:	SPPR	Cusip:	868526104
Meeting Date:	5/27/2010	Record Date:	4/19/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Steve H. Borgmann, (2) Allen L. Dayton, (3) Patrick J. Jung, (4) William C. Latham, (5) Paul J. Schulte, (6) George R. Whittemore, (7) Jeffrey M. Zwerdling.

		For	For	Management

2.00	To ratify the selection of KPMG LLP as the company’s independent registered public accounting firm for fiscal year 2010.	For	For	Management

Company	Tanger Factory Outlet Centers, Inc.
Ticker:	SKT	Cusip:	875465106
Meeting Date:	5/14/2010	Record Date:	3/18/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Jack Africk, (2) Steven B. Tanger, (3) William G. Benton, (4) Bridget Ryan Berman, (5) Thomas E. Robinson, (6) Allan L. Schuman, (7) Stanley K. Tanger.

		For	For	Management

2.00	To ratify the appointment of PricewaterhouseCoopers LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2010.	For	For	Management

3.00

To amend the amended and restated incentive award plan to increase the aggregate number of shares authorized for issuance under the plan from 6,000,000 shares to 7,700,000 shares and to increase the annual individual award limit from 120,000 shares to 360,000 shares for equity awards and from $1,000,000 to $2,000,000 for cash performance awards.

		For	For	Management

Company	The Macerich Company
Ticker:	MAC	Cusip:	554382101
Meeting Date:	5/27/2010	Record Date:	3/15/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Election of directors: 1(a) Arthur M. Coppola, 1(b) Edward C. Coppola, 1(c) James S. Cownie, 1(d) Fred S. Hubbell, 1(e) Mason G. Ross, 1(f) Dr. William P. Sexton.	For	For	Management

2.00	Ratification of the appointment of Deloitte & Touche LLP as our independent accountants for the year ending December 31, 2010.	For	For	Management

Company	UDR, Inc.
Ticker:	UDR	Cusip:	902653104
Meeting Date:	5/14/2010	Record Date:	3/1/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Katherine A. Cattanach, (2) Eric J. Foss, (3) Robert P. Freeman, (4) Jon A. Grove, (5) James D. Klingbeil, (6) Lynne B. Sagalyn, (7) Mark J. Sandler, (8) Thomas W. Toomey, (9) Thomas C. Wajnert.

		For	For	Management

2.00	Proposal to ratify the appointment of Ernst & Young LLP to serve as our independent auditors for the year ending December 31, 2010.	For	For	Management

Company	U-Store-It Trust
Ticker:	YSI	Cusip:	91274F104
Meeting Date:	6/2/2010	Record Date:	3/15/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) W.M. Diefenderfer III, (2) Piero Bussani, (3) Harold S. Haller, Ph.D., (4) Daniel B. Hurwitz, (5) Dean Jernigan, (6) Marianne M. Keler, (7) David J. Larue, (8) John F. Remondi.

		For	For	Management

2.00	Ratification of the appointment of KPMG LLP as the independent auditor for the year ending December 31, 2010.	For	For	Management

3.00	Amendment and restatement of the company’s 2007 equity incentive plan.	For	For	Management

Company	Vornado Realty Trust
Ticker:	VNO	Cusip:	929042109
Meeting Date:	5/13/2010	Record Date:	3/15/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Candace K. Beinecke, (2) Robert P. Kogod, (3) David Mandelbaum, (4) Richard R. West.	For	For	Management

2.00	Ratification of appointment of independent registered public accounting firm.	For	For	Management

3.00	Approval of the 2010 omnibus share plan.	For	For	Management

4.00	Shareholder proposal regarding majority voting for trustees.	Against	Against	Shareholder

5.00	Shareholder proposal regarding the appointment of an independent chairman.	Against	Against	Shareholder

6.00	Shareholder proposal regarding establishing one class of trustees.	Against	Against	Shareholder

Company	Washington Real Estate Investment Trust
Ticker:	WRE	Cusip:	939653101
Meeting Date:	5/18/2010	Record Date:	3/15/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Mr. William G. Byrnes, (2) Mr. John P. McDaniel, (3) Mr. George F. McKenzie.	For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as the trust’s independent registered public accounting firm for 2010.	For	For	Management

Company	Weingarten Realty Investors
Ticker:	WRI	Cusip:	948741103
Meeting Date:	5/6/2010	Record Date:	3/8/2010

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Stanford Alexander, (2) Andrew M. Alexander, (3) James W. Crownover, (4) Robert J. Cruikshank, (5) Melvin A. Dow, (6) Stephen A. Lasher, (7) Douglas W. Schnitzer, (8) C. Park Shaper, (9) Marc J. Shapiro.

		For	For	Management

2.00	Approval to amend our sixth amended and restated declaration of trust to increase the number of authorized common shares of beneficial interest from 150,000,000 to 275,000,000.	For	For	Management

3.00	Approval and adoption of the Weingarten Realty Investors 2010 long-term incentive plan.	For	For	Management

4.00	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2010.	For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR Real Estate Income Fund

/s/Adam D. Portnoy	/s/Mark L. Kleifges
Adam D. Portnoy	Mark L. Kleifges
President	Treasurer

Date: August 20, 2010